Net interest income and other net income from fair value changes on financial instruments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits	[1],[2],[3]	$ 7,801	$ 6,722	$ 8,079
Interest income from brokerage balances	[3]		1,030	906
Interest income from securities financing transactions	[3],[4]	1,567	1,573	1,152
of which: interest income from securities financing transactions measured at fair value through profit or loss since 1 January 2018	[3]		581	260
Interest income from other financial instruments measured at amortized cost	[3]	266	99	54
Interest income from debt instruments measured at fair value through other comprehensive income	[3]	142	152	189
Interest income from derivative instruments designated as cash flow hedges	[3]	324	846
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[3]	10,100	10,422	10,379
Interest expense on loans and deposits	[3],[5]	1,980	1,050	689
Interest expense on brokerage balances	[3]		354	147
Interest expense on securities financing transactions	[3],[6]	1,130	1,473	1,251
of which: interest expense on securities financing transactions measured at fair value through profit or loss since 1 January 2018	[3]		568	241
Interest expense on debt issued	[3]	3,281	2,528	2,889
Total interest expense from financial instruments measured at amortized cost	[3]	6,391	5,404	4,976
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[3]	3,710	5,018	5,403
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Interest income from financial instruments at fair value held for trading	[1],[3],[7]	3,724	3,483	3,201
Interest income from brokerage balances	[3]	1,243
Interest income from financial instruments at fair value not held for trading	[3],[7]	1,951	512	330
of which: interest income from securities financing transactions measured at fair value through profit or loss since 1 January 2018	[3],[8]	970
Other interest income	[3]	50	61	48
Total interest income from financial instruments measured at fair value through profit or loss	[3]	6,968	4,056	3,579
Interest expense on financial instruments at fair value held for trading	[3],[9]	1,671	1,537	1,644
Interest expense on brokerage balances	[3]	668
Interest expense on financial instruments designated at fair value	[3]	2,314	881	851
of which: interest expense on securities financing transactions measured at fair value through profit or loss since 1 January 2018	[3],[10]	765
Total interest expense from financial instruments measured at fair value through profit or loss	[3]	4,653	2,418	2,495
Total net interest income from financial instruments measured at fair value through profit or loss	[3]	2,315	1,638	1,084
Other net income from fair value changes on financial instruments
Investment Bank Corporate Client Solutions		709	611	188
Investment Bank Investor Client Services		3,537	2,863	3,382
Other business divisions and Corporate Center		1,738	1,591	1,453
Other net income from fair value changes on financial instruments		5,984	5,065	5,023
of which: net gains / (losses) from financial liabilities designated at fair value	[11]	9,382	(3,979)	(1,516)
Total	[12]	$ 12,008	$ 11,721	$ 11,510
Approximate share of each net interest income and net interest expense in net interest income		9.00%	8.00%	5.00%
Net gains / (losses) from amounts due under unit-linked investment contracts which are designated at fair value under IFRS 9		$ 2,152
Global Wealth Management
Other net income from fair value changes on financial instruments
Total		5,254	$ 5,149	$ 4,893
Global Wealth Management | of which: net interest income
Other net income from fair value changes on financial instruments
Total		4,310	4,103	3,843
Global Wealth Management | of which: transaction-based income from foreign exchange and other intermediary activity
Other net income from fair value changes on financial instruments
Total	[13]	944	1,046	1,050
Personal & Corporate Banking
Other net income from fair value changes on financial instruments
Total		2,514	2,510	2,563
Personal & Corporate Banking | of which: net interest income
Other net income from fair value changes on financial instruments
Total		2,106	2,127	2,225
Personal & Corporate Banking | of which: transaction-based income from foreign exchange and other intermediary activity
Other net income from fair value changes on financial instruments
Total	[13]	408	383	337
Asset Management
Other net income from fair value changes on financial instruments
Total		(30)	(24)	(29)
Investment Bank
Other net income from fair value changes on financial instruments
Total		4,812	4,363	4,330
Corporate Client Solutions
Other net income from fair value changes on financial instruments
Total		1,056	1,087	830
Investor Client Services
Other net income from fair value changes on financial instruments
Total		3,756	3,276	3,500
Corporate Center
Other net income from fair value changes on financial instruments
Total		(541)	(278)	(246)
Corporate Center - Services
Other net income from fair value changes on financial instruments
Total		(159)	(43)	(90)
Corporate Center - Group ALM
Other net income from fair value changes on financial instruments
Total		(554)	(162)	(96)
Corporate Center - Non-core and Legacy Portfolio
Other net income from fair value changes on financial instruments
Total		173	(72)	(60)
UBS AG [Member]
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits	[1],[2],[3]	7,822	6,736	8,075
Interest income from brokerage balances	[3]		1,030	906
Interest income from securities financing transactions	[3],[4]	1,567	1,573	1,152
of which: interest income from securities financing transactions measured at fair value through profit or loss since 1 January 2018	[3]		663	252
Interest income from other financial instruments measured at amortized cost	[3]	266	99	54
Interest income from debt instruments measured at fair value through other comprehensive income	[3]	142	152	189
Interest income from derivative instruments designated as cash flow hedges	[3]	324	846
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[3]	10,121	10,437	10,375
Interest expense on loans and deposits	[3],[5]	3,566	2,161	1,537
Interest expense on brokerage balances	[3]		354	147
Interest expense on securities financing transactions	[3],[6]	1,130	1,473	1,251
of which: interest expense on securities financing transactions measured at fair value through profit or loss since 1 January 2018	[3]		249	127
Interest expense on debt issued	[3]	1,797	1,480	2,068
Total interest expense from financial instruments measured at amortized cost	[3]	6,494	5,468	5,002
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[3]	3,628	4,969	5,372
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Interest income from financial instruments at fair value held for trading	[1],[3],[7]	3,729	3,483	3,201
Interest income from brokerage balances	[3]	1,243
Interest income from financial instruments at fair value not held for trading	[3],[7]	1,786	512	330
of which: interest income from securities financing transactions measured at fair value through profit or loss since 1 January 2018	[3],[8]	974
Other interest income	[3]	215	61	48
Total interest income from financial instruments measured at fair value through profit or loss	[3]	6,974	4,056	3,579
Interest expense on financial instruments at fair value held for trading	[3],[9]	1,671	1,537	1,644
Interest expense on brokerage balances	[3]	668
Interest expense on financial instruments designated at fair value	[3]	2,314	881	851
of which: interest expense on securities financing transactions measured at fair value through profit or loss since 1 January 2018	[3],[10]	124
Total interest expense from financial instruments measured at fair value through profit or loss	[3]	4,653	2,418	2,495
Total net interest income from financial instruments measured at fair value through profit or loss	[3]	2,321	1,638	1,084
Other net income from fair value changes on financial instruments
Investment Bank Corporate Client Solutions		709	611	188
Investment Bank Investor Client Services		3,537	2,863	3,380
Other business divisions and Corporate Center		1,730	1,593	1,451
Other net income from fair value changes on financial instruments		5,977	5,067	5,018
of which: net gains / (losses) from financial liabilities designated at fair value	[11]	9,382	(3,979)	(1,516)
Total	[12]	$ 11,925	$ 11,674	$ 11,475
Approximate share of each net interest income and net interest expense in net interest income		9.00%	8.00%	5.00%
Net gains / (losses) from amounts due under unit-linked investment contracts which are designated at fair value under IFRS 9		$ 2,152
UBS AG [Member] | Global Wealth Management
Other net income from fair value changes on financial instruments
Total		5,254	$ 5,150	$ 4,893
UBS AG [Member] | Global Wealth Management | of which: net interest income
Other net income from fair value changes on financial instruments
Total		4,310	4,104	3,843
UBS AG [Member] | Global Wealth Management | of which: transaction-based income from foreign exchange and other intermediary activity
Other net income from fair value changes on financial instruments
Total	[13]	944	1,046	1,050
UBS AG [Member] | Personal & Corporate Banking
Other net income from fair value changes on financial instruments
Total		2,514	2,510	2,563
UBS AG [Member] | Personal & Corporate Banking | of which: net interest income
Other net income from fair value changes on financial instruments
Total		2,106	2,127	2,225
UBS AG [Member] | Personal & Corporate Banking | of which: transaction-based income from foreign exchange and other intermediary activity
Other net income from fair value changes on financial instruments
Total	[13]	408	383	337
UBS AG [Member] | Asset Management
Other net income from fair value changes on financial instruments
Total		(30)	(24)	(29)
UBS AG [Member] | Investment Bank
Other net income from fair value changes on financial instruments
Total		4,813	4,364	4,328
UBS AG [Member] | Corporate Client Solutions
Other net income from fair value changes on financial instruments
Total		1,056	1,087	830
UBS AG [Member] | Investor Client Services
Other net income from fair value changes on financial instruments
Total		3,756	3,276	3,498
UBS AG [Member] | Corporate Center
Other net income from fair value changes on financial instruments
Total		(626)	(325)	(279)
UBS AG [Member] | Corporate Center - Services
Other net income from fair value changes on financial instruments
Total		(177)	(49)	(93)
UBS AG [Member] | Corporate Center - Group ALM
Other net income from fair value changes on financial instruments
Total		(621)	(204)	(126)
UBS AG [Member] | Corporate Center - Non-core and Legacy Portfolio
Other net income from fair value changes on financial instruments
Total		$ 173	$ (72)	$ (60)

[1]
As a consequence of amendments to IAS 1, Presentation of Financial Statements, effective 1 January 2018, forward points on certain short-duration foreign exchange contracts previously presented within Interest income from loans and deposits are now presented within Interest income from financial instruments at fair value held for trading. Comparative information was restated accordingly.

[2]	Consists of interest income from cash and balances at central banks, loans and advances to banks, and negative interest on amounts due to banks and customer deposits.
[3]
Prior-period information may not be comparable as a result of the adoption of IFRS 9, effective 1 January 2018. Refer to Note 1c for more information on these changes. Negative interest income and negative interest expense are each individually approximately 9% of net interest income (2017: approximately 8% of net interest income; 2016: approximately 5% of net interest income).

[4]	Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions.
[5]	Consists of interest expense on amounts due to banks and customer deposits, and negative interest on cash and balances at central banks, loans and advances to banks.
[6]	Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions.
[7]	Includes dividend income.
[8]
Includes interest income on certain reverse repurchase agreements that are measured at fair value through profit or loss since 1 January 2018 and negative interest, including fees, on the corresponding repurchase agreements.

[9]	Includes expense related to dividend payment obligations on financial instruments held for trading.
[10]
Includes interest expense on certain repurchase agreements that are measured at fair value through profit or loss since 1 January 2018 and negative interest, including fees, on the corresponding reverse repurchase agreements.

[11]
Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Other net income from fair value changes on financial instruments. 2018 includes a net gain of USD 2,152 million related to amounts due under unit-linked investment contracts, which are designated at fair value under IFRS 9. Refer to Note 1c for more information.

[12]
Net interest income and other net income from fair value changes on financial instruments presented for business divisions and Corporate Center units includes allocations from Corporate Center – Group ALM

[13]
Mainly includes spread-related income in connection with client-driven transactions, foreign currency translation effects and income and expenses from precious metals, which are included in the income statement line Other net income from fair value changes on financial instruments.